Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 30, 2021
Catholic Values Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Catholic Values Index FundMay 1, 2021
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that correspond to the investment performance of the S&P 500® Catholic Values Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund performance. During the period of the Fund operations (September 30, 2020 — December 31, 2020), the Fund's portfolio turnover rate was 16.38% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.38%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The Example reflects the expense reimbursement for the first year. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund primarily invests in the common stocks included in the S&P 500® Catholic Values Index (“Catholic Values Index”) to replicate, to the extent practicable, the weightings of such stocks in the Catholic Values Index. The Catholic Values Index is designed to provide exposure to U.S. large capitalization equity stocks included in the S&P 500® Index while maintaining alignment with the moral and social teachings of the Catholic Church. The Catholic Values Index is based on the S&P 500® Index, and generally comprises approximately 500 or less U.S. listed common stocks. All index constituents are members of the S&P 500® Index and follow the eligibility criteria for that index. From this starting universe, constituents are screened to exclude companies involved in activities which are perceived to be inconsistent with Catholic values as outlined in the Socially Responsible Investment Guidelines of the United States Conference of Catholic Bishops (“USCCB”), currently including the protection of human life, promotion of human dignity, reducing arms production, affordable housing/banking, protection of the environment and encouraging corporate responsibility. The Catholic Values Index then reweights the remaining constituents so that the Catholic Values Index’s sector exposures approximate the sector exposures of the S&P 500® Index.The components of the Catholic Values Index are market capitalization weighted, adjusted for free float, which is the value of shares readily available in the market as held by public investors. Under normal circumstances, at least 80% of the Fund’s total assets are invested in securities included in the Catholic Values Index, which at December 31, 2020, included companies with market capitalizations from $0.6 billion up to $2.3 trillion. The Fund is rebalanced at approximately the same time that the Catholic Values Index to which the Fund is benchmarked is rebalanced and reconstituted, which currently occurs on the third Friday of the last month of each quarter. The index excludes companies operating in certain industries while maintaining the sector weights of the S&P 500® by redistributing the weights from excluded companies to the remaining companies belonging to the same Global Industry Classification Standard (GICS®) sector at each rebalancing. The Fund will concentrate its investments in an industry or group of industries to the extent that the Catholic Values Index being tracked is also so concentrated. Currently, the Fund has a concentration in the stocks of information technology companies.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.•General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.•Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.•Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition.•New Fund risk: The Fund is new and has fewer assets than an older fund and therefore, may have higher expenses than an older fund. While the Adviser has contractually agreed to reimburse the Fund’s direct operating expenses for, at a minimum, its first three years of operation in order to limit expenses, it may take more time for the Fund’s assets to grow large enough to offset high expenses.•Catholic Values Investing risk: The Fund invests in stocks of companies that meet the Catholic Values Index’s investment criteria by excluding companies based on their involvement in one or more activities deemed by the investment criteria to be inconsistent with Catholic teachings. There can be no guarantee that the activities of the companies included in the Catholic Values Index will align with the moral and social teachings of the Catholic Church, or that the Catholic Values Index’s investment criteria will align fully with all interpretations of Catholic social teachings.•Concentration risk: The chance that the stocks of a particular industry or group of industries will decline because of adverse developments affecting that industry. Because the Fund concentrates its assets in certain industries to the same extent that the Catholic Values Index does, the Fund bears concentration risk.•Index Tracking Error risk: As an index fund, the Fund seeks to track the performance of the Catholic Values Index, although it may not be successful in doing so. The divergence between the performance of the Fund and the index, positive or negative, is called tracking error. Tracking error can be caused by many factors such as operating and transaction costs, as well as weighting of each security in the index, and it may be significant.•Passive Investment risk: Because the Fund is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or outlook for a specific security, industry, or market sector. As a result, the Fund’s performance may lag the performance of actively managed funds.•Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.•Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance/Annual Return.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund commenced operations on September 30, 2020, information regarding performance for a full calendar year is not available as of the date of this prospectus.Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	 Because the Fund commenced operations on September 30, 2020, information regarding performance for a full calendar year is not available as of the date of this prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-468-3785
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.mutualofamerica.com
Catholic Values Index Fund | Catholic Values Index Fund Class
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	2.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.19%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.97%)	[1]
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.22%
1 Year	rr_ExpenseExampleYear01	$ 23
3 Years	rr_ExpenseExampleYear03	294
5 Years	rr_ExpenseExampleYear05	826
10 Years	rr_ExpenseExampleYear10	$ 2,408

[1]	The Adviser has contractually agreed beginning as of the inception of the Fund to reimburse the Fund’s direct operating expenses to the extent such operating expenses exceed 0.07% (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities). This contractual obligation may not be terminated before April 30, 2023, and will continue for each succeeding 12 month period thereafter, unless either the Investment Company (at the direction of its Board of Directors) gives not less than 30 days’ notice of termination to the Adviser or the Adviser gives written notice of termination to the Investment Company within a 45 calendar day period prior to the next May 1.